Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica MLP & Energy Income
Supplement to the Currently Effective Prospectuses, Summary Prospectuses
and Statement of Additional Information
Effective on or about June 1, 2021, Transamerica MLP & Energy Income (the “fund”) will be renamed Transamerica Energy Infrastructure and the fund’s principal investment strategies (including its 80% investment policy) will change. In addition, the fund’s principal risks will be revised, the fund’s primary benchmark will change, and the fund will have lower management fee and sub-advisory
fee schedules. These changes are described below.
Transamerica Asset Management, Inc. (“TAM”) will continue to serve as the fund’s investment manager and Kayne Anderson Capital Advisors, L.P. will continue to serve as the fund’s sub-adviser.
* * *
Effective on or about June 1, 2021, the following information will supplement and supersede any contrary information contained in the Prospectuses, Summary Prospectuses and Statement of Additional Information concerning the fund:
The fund will change its management fee schedule as described below.
TAM will receive compensation from the fund, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the fund’s average daily net assets) indicated below:

First $250 million	1.054%
Over $250 million up to $500 million	1.04%
Over $500 million up to $1 billion	0.96%
Over $1 billion up to $2 billion	0.85%
In excess of $2 billion	0.80%
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectuses and Summary Prospectuses is deleted in its entirety and replaced with the following, as applicable:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	C	I	I2
Management fees	1.13%	1.13%	1.13%	1.13%
Distribution and service (12b-1) fees	0.25%	1.00%	0.00%	0.00%
Other expenses	0.31%	0.34%	0.20%	0.09%

Total annual fund operating expenses	1.69%	2.47%	1.33%	1.22%

Fee waiver and/or expense reimbursement 1	0.09%	0.12%	0.00%	0.00%

Total annual fund operating expenses after fee waiver and/or expense reimbursement 1	1.60%	2.35%	1.33%	1.22%

1
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 1.60% for Class A shares, 2.35% for Class C shares, 1.35% for Class I shares and 1.25% for Class I2 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’ total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectuses and Summary Prospectuses is deleted in its entirety and replaced with the following, as applicable:
Example:
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$704	$1,045	$1,409	$2,431
Class C	$338	$758	$1,305	$2,797
Class I	$135	$421	$729	$1,601
Class I2	$124	$387	$670	$1,477
If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$704	$1,045	$1,409	$2,431
Class C	$238	$758	$1,305	2,797
Class I	$135	$421	$729	$1,601
Class I2	$124	$387	$670	$1,477
* * *
The following information will be added alphabetically to the sub-section
titled “Recent Management Fee Changes” under the heading “Shareholder Information—Investment Manager” in the Prospectuses:
Transamerica Energy Infrastructure: Effective June 1, 2021, the management fee is 1.054% of the first $250 million; 1.04% over $250 million up to $500 million; 0.96% over $500 million up to $1 billion; 0.85% over $1 billion up to $2 billion and 0.80% in excess of $2 billion in average daily net assets. Prior to June 1, 2021, the management fee was 1.13% of the first $250 million; 1.08% over $250 million up to $500 million; 1.01% over $500 million up to $1 billion; 0.91% over $1 billion up to $2 billion; and 0.85% in excess of $2 billion in average daily net assets.
* * *
PRINCIPAL INVESTMENT STRATEGIES:
The “Principal Investment Strategies” section included in each of the Prospectuses and Summary Prospectuses is deleted in its entirety and replaced with the following:
Under normal circumstances, the fund’s
sub-adviser,
Kayne Anderson Capital Advisors, L.P. (the
“sub-adviser”),
seeks to achieve the fund’s stated objective by investing at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in the equity and debt securities of energy infrastructure companies. The fund considers energy infrastructure companies to include midstream companies (such as master limited partnerships (“MLPs”) and US and Canadian midstream corporations), renewable energy infrastructure companies and other issuers in the energy sector.
Midstream companies are companies that own and operate assets used in energy logistics, including transporting, storing, gathering, processing, distributing, or marketing of natural gas, natural gas liquids, crude oil or refined products.
Renewable energy infrastructure companies include utilities, independent power producers, developers and other companies that own, provide services for or operate any assets used in the generation, production, distribution, transportation, storage and marketing of renewable energy, including, but not limited to, solar, wind, hydroelectric, geothermal and biomass power.
The
sub-adviser
considers the “energy sector” to consist of companies involved in exploring, developing, producing, generating, transporting, transmitting, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, electricity
or renewable energy (“energy-related assets”). Investments in other issuers in the energy sector will consist of companies that own, operate or provide services to energy-related assets.
Investments by the fund may include securities of any capitalization that are publicly traded on an exchange or in the over-the-counter
market.
The fund may invest no more than 20% of its total assets in the debt securities of issuers in the energy sector, and no more than 10% of its total assets in debt securities that are rated below investment grade (commonly known as “junk bonds”), including defaulted securities.
The fund may directly invest up to, but not more than, 25% of its total assets in equity or debt securities of MLPs and other entities that are treated as qualified publicly traded partnerships for federal income tax purposes.
The fund may invest in long or short positions using call or put options. The sub-adviser
may take long and short positions in an effort to provide some protection in down markets when compared to a fund that takes only long positions
.
The fund may also invest in foreign securities, but generally will not invest more than 25% of fund assets in foreign securities.
Options trading is not a core strategy of the fund but may be used by the sub-adviser
to monetize existing positions when price targets are reached, to generate income or for hedging purposes.
The fund may invest a significant portion of its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments to serve as collateral for the positions the fund takes, to earn income, and for cash management purposes.
The above investment restrictions apply at the time of purchase, and the fund will not be required to reduce a position due solely to market value fluctuations in order to comply with these restrictions.
The fund is
non-diversified.
* * *
PRINCIPAL RISKS:
The following principal risk is added to the “Principal Risks” section of the Prospectuses and Summary Prospectuses following the “Master Limited Partnerships” risk:
Renewable Infrastructure Company:
Renewable infrastructure companies are susceptible to various factors that may negatively impact their businesses or operations, including costs associated with compliance with and changes in environmental, governmental and other regulations, rising interest costs in connection with capital construction and improvement programs, government budgetary constraints that impact publicly funded projects, the effects of general economic conditions throughout the world, surplus capacity and depletion concerns, increased competition from other providers of services, uncertainties regarding the availability of fuel and other natural resources at reasonable prices, the effects of energy conservation policies, unfavorable tax laws or accounting policies and high leverage. Renewable infrastructure companies will also be affected other factors such as innovations in technology that could render the way in which a company delivers a product or service obsolete and natural or man-made
disasters. These and other factors may negatively impact renewable infrastructure companies and adversely affect the fund’s performance.
* * *
BENCHMARK:
Effective June 1, 2021, the following replaces in its entirety the corresponding information in the Prospectus[es] and Summary Prospectus[es] in the “Performance” section under the sub-heading
“Average Annual Total Returns” for the fund:
Average Annual Total Returns (periods ended December 31, 2020)

	1 Year	5 Years	Since Inception	Inception Date
Class A				04/30/2013
Return before taxes	-16.33%	1.03%	-3.94%
Return after taxes on distributions	-17.64%	0.10%	-4.78%
Return after taxes on distributions and sale of fund shares	-9.63%	0.56%	-3.07%
Class C (Return before taxes only)	-12.95%	1.42%	-3.95%	04/30/2013
Class I (Return before taxes only)	-11.34%	2.45%	-2.97%	04/30/2013
Alerian Midstream Energy Select Total Return Index 1	-23.42%	2.21%	-1.69%
S&P 500 ® (reflects no deduction for fees, expenses or taxes)	18.40%	15.22%	14.12%
Alerian MLP Total Return Index (reflects no deduction for fees, expenses or taxes)	-28.69%	-5.95%	-7.51%

1
Effective June 1, 2021, the Alerian Midstream Energy Select Total Return Index became the fund’s primary benchmark. Prior to June 1, 2021, the fund’s primary benchmark was the S&P 500. The change to the Alerian Midstream Energy Select Total Return Index was made to more accurately reflect the principal investment strategies of the fund.

Average Annual Total Returns (periods ended December 31, 2020)

	1 Year	5 Years	Since Inception	Inception Date
Class I2				4/30/2013
Return before taxes	-11.23%	2.55%	-2.88%
Return after taxes on distributions	-12.71%	1.52%	-3.81%
Return after taxes on distributions and sale of fund shares	-6.61%	1.71%	-2.34%
Alerian Midstream Energy Select Total Return Index 1	-23.42%	2.21%	-1.69%
S&P 500 ® (reflects no deduction for fees, expenses or taxes)	18.40%	15.22%	14.12%
Alerian MLP Total Return Index (reflects no deduction for fees, expenses or taxes)	-28.69%	-5.95%	-7.51%

1
Effective June 1, 2021, the Alerian Midstream Energy Select Total Return Index became the fund’s primary benchmark. Prior to June 1, 2021, the fund’s primary benchmark was the S&P 500. The change to the Alerian Midstream Energy Select Total Return Index was made to more accurately reflect the principal investment strategies of the fund.

* * *

Transamerica MLP & Energy Income
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica MLP & Energy Income
Supplement to the Currently Effective Prospectuses, Summary Prospectuses
and Statement of Additional Information
Effective on or about June 1, 2021, Transamerica MLP & Energy Income (the “fund”) will be renamed Transamerica Energy Infrastructure and the fund’s principal investment strategies (including its 80% investment policy) will change. In addition, the fund’s principal risks will be revised, the fund’s primary benchmark will change, and the fund will have lower management fee and sub-advisory
fee schedules. These changes are described below.
Transamerica Asset Management, Inc. (“TAM”) will continue to serve as the fund’s investment manager and Kayne Anderson Capital Advisors, L.P. will continue to serve as the fund’s sub-adviser.
* * *
Effective on or about June 1, 2021, the following information will supplement and supersede any contrary information contained in the Prospectuses, Summary Prospectuses and Statement of Additional Information concerning the fund:
The fund will change its management fee schedule as described below.
TAM will receive compensation from the fund, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the fund’s average daily net assets) indicated below:

First $250 million	1.054%
Over $250 million up to $500 million	1.04%
Over $500 million up to $1 billion	0.96%
Over $1 billion up to $2 billion	0.85%
In excess of $2 billion	0.80%
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectuses and Summary Prospectuses is deleted in its entirety and replaced with the following, as applicable:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	C	I	I2
Management fees	1.13%	1.13%	1.13%	1.13%
Distribution and service (12b-1) fees	0.25%	1.00%	0.00%	0.00%
Other expenses	0.31%	0.34%	0.20%	0.09%

Total annual fund operating expenses	1.69%	2.47%	1.33%	1.22%

Fee waiver and/or expense reimbursement 1	0.09%	0.12%	0.00%	0.00%

Total annual fund operating expenses after fee waiver and/or expense reimbursement 1	1.60%	2.35%	1.33%	1.22%

1
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 1.60% for Class A shares, 2.35% for Class C shares, 1.35% for Class I shares and 1.25% for Class I2 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’ total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectuses and Summary Prospectuses is deleted in its entirety and replaced with the following, as applicable:
Example:
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$704	$1,045	$1,409	$2,431
Class C	$338	$758	$1,305	$2,797
Class I	$135	$421	$729	$1,601
Class I2	$124	$387	$670	$1,477
If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$704	$1,045	$1,409	$2,431
Class C	$238	$758	$1,305	2,797
Class I	$135	$421	$729	$1,601
Class I2	$124	$387	$670	$1,477
* * *
The following information will be added alphabetically to the sub-section
titled “Recent Management Fee Changes” under the heading “Shareholder Information—Investment Manager” in the Prospectuses:
Transamerica Energy Infrastructure: Effective June 1, 2021, the management fee is 1.054% of the first $250 million; 1.04% over $250 million up to $500 million; 0.96% over $500 million up to $1 billion; 0.85% over $1 billion up to $2 billion and 0.80% in excess of $2 billion in average daily net assets. Prior to June 1, 2021, the management fee was 1.13% of the first $250 million; 1.08% over $250 million up to $500 million; 1.01% over $500 million up to $1 billion; 0.91% over $1 billion up to $2 billion; and 0.85% in excess of $2 billion in average daily net assets.
* * *
PRINCIPAL INVESTMENT STRATEGIES:
The “Principal Investment Strategies” section included in each of the Prospectuses and Summary Prospectuses is deleted in its entirety and replaced with the following:
Under normal circumstances, the fund’s
sub-adviser,
Kayne Anderson Capital Advisors, L.P. (the
“sub-adviser”),
seeks to achieve the fund’s stated objective by investing at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in the equity and debt securities of energy infrastructure companies. The fund considers energy infrastructure companies to include midstream companies (such as master limited partnerships (“MLPs”) and US and Canadian midstream corporations), renewable energy infrastructure companies and other issuers in the energy sector.
Midstream companies are companies that own and operate assets used in energy logistics, including transporting, storing, gathering, processing, distributing, or marketing of natural gas, natural gas liquids, crude oil or refined products.
Renewable energy infrastructure companies include utilities, independent power producers, developers and other companies that own, provide services for or operate any assets used in the generation, production, distribution, transportation, storage and marketing of renewable energy, including, but not limited to, solar, wind, hydroelectric, geothermal and biomass power.
The
sub-adviser
considers the “energy sector” to consist of companies involved in exploring, developing, producing, generating, transporting, transmitting, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, electricity
or renewable energy (“energy-related assets”). Investments in other issuers in the energy sector will consist of companies that own, operate or provide services to energy-related assets.
Investments by the fund may include securities of any capitalization that are publicly traded on an exchange or in the over-the-counter
market.
The fund may invest no more than 20% of its total assets in the debt securities of issuers in the energy sector, and no more than 10% of its total assets in debt securities that are rated below investment grade (commonly known as “junk bonds”), including defaulted securities.
The fund may directly invest up to, but not more than, 25% of its total assets in equity or debt securities of MLPs and other entities that are treated as qualified publicly traded partnerships for federal income tax purposes.
The fund may invest in long or short positions using call or put options. The sub-adviser
may take long and short positions in an effort to provide some protection in down markets when compared to a fund that takes only long positions
.
The fund may also invest in foreign securities, but generally will not invest more than 25% of fund assets in foreign securities.
Options trading is not a core strategy of the fund but may be used by the sub-adviser
to monetize existing positions when price targets are reached, to generate income or for hedging purposes.
The fund may invest a significant portion of its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments to serve as collateral for the positions the fund takes, to earn income, and for cash management purposes.
The above investment restrictions apply at the time of purchase, and the fund will not be required to reduce a position due solely to market value fluctuations in order to comply with these restrictions.
The fund is
non-diversified.
* * *
PRINCIPAL RISKS:
The following principal risk is added to the “Principal Risks” section of the Prospectuses and Summary Prospectuses following the “Master Limited Partnerships” risk:
Renewable Infrastructure Company:
Renewable infrastructure companies are susceptible to various factors that may negatively impact their businesses or operations, including costs associated with compliance with and changes in environmental, governmental and other regulations, rising interest costs in connection with capital construction and improvement programs, government budgetary constraints that impact publicly funded projects, the effects of general economic conditions throughout the world, surplus capacity and depletion concerns, increased competition from other providers of services, uncertainties regarding the availability of fuel and other natural resources at reasonable prices, the effects of energy conservation policies, unfavorable tax laws or accounting policies and high leverage. Renewable infrastructure companies will also be affected other factors such as innovations in technology that could render the way in which a company delivers a product or service obsolete and natural or man-made
disasters. These and other factors may negatively impact renewable infrastructure companies and adversely affect the fund’s performance.
* * *
BENCHMARK:
Effective June 1, 2021, the following replaces in its entirety the corresponding information in the Prospectus[es] and Summary Prospectus[es] in the “Performance” section under the sub-heading
“Average Annual Total Returns” for the fund:
Average Annual Total Returns (periods ended December 31, 2020)

	1 Year	5 Years	Since Inception	Inception Date
Class A				04/30/2013
Return before taxes	-16.33%	1.03%	-3.94%
Return after taxes on distributions	-17.64%	0.10%	-4.78%
Return after taxes on distributions and sale of fund shares	-9.63%	0.56%	-3.07%
Class C (Return before taxes only)	-12.95%	1.42%	-3.95%	04/30/2013
Class I (Return before taxes only)	-11.34%	2.45%	-2.97%	04/30/2013
Alerian Midstream Energy Select Total Return Index 1	-23.42%	2.21%	-1.69%
S&P 500 ® (reflects no deduction for fees, expenses or taxes)	18.40%	15.22%	14.12%
Alerian MLP Total Return Index (reflects no deduction for fees, expenses or taxes)	-28.69%	-5.95%	-7.51%

1
Effective June 1, 2021, the Alerian Midstream Energy Select Total Return Index became the fund’s primary benchmark. Prior to June 1, 2021, the fund’s primary benchmark was the S&P 500. The change to the Alerian Midstream Energy Select Total Return Index was made to more accurately reflect the principal investment strategies of the fund.

Average Annual Total Returns (periods ended December 31, 2020)

	1 Year	5 Years	Since Inception	Inception Date
Class I2				4/30/2013
Return before taxes	-11.23%	2.55%	-2.88%
Return after taxes on distributions	-12.71%	1.52%	-3.81%
Return after taxes on distributions and sale of fund shares	-6.61%	1.71%	-2.34%
Alerian Midstream Energy Select Total Return Index 1	-23.42%	2.21%	-1.69%
S&P 500 ® (reflects no deduction for fees, expenses or taxes)	18.40%	15.22%	14.12%
Alerian MLP Total Return Index (reflects no deduction for fees, expenses or taxes)	-28.69%	-5.95%	-7.51%

1
Effective June 1, 2021, the Alerian Midstream Energy Select Total Return Index became the fund’s primary benchmark. Prior to June 1, 2021, the fund’s primary benchmark was the S&P 500. The change to the Alerian Midstream Energy Select Total Return Index was made to more accurately reflect the principal investment strategies of the fund.

* * *